Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Sep. 16, 2015
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INTERNATIONAL FUND, INC.
CIK	dei_EntityCentralIndexKey	0000088053
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Sep. 16, 2015
Effective Date	dei_DocumentEffectiveDate	Sep. 16, 2015
Prospectus Date	rr_ProspectusDate	Sep. 15, 2014